[LOGO]

WHITE OAK GROWTH
PIN OAK AGGRESSIVE

P.O. Box 419441
Kansas City, MO 64141-6441



Distributor:
SEI Investments Distribution Co.

Investment Adviser:

OAK
ASSOCIATES,
LTD.

To open an account,
receive account information,
make inquiries or request
an investment kit:
Call Toll Free
1-888-4OAK-FUND
(1-888-462-5386)


www.oakassociates.com



OAK-F-021-07


SEMI-ANNUAL

REPORT

April 30, 1998

[LOGO]

WHITE OAK GROWTH
PIN OAK AGGRESSIVE
                         Advised by OAK ASSOCIATES, ltd.
                              www.oakassociates.com

Report to Shareholders

Dear Valued Shareholder:

We are pleased to present you with the Oak Associates Funds' semi-annual report for the six-month period ending April 30, 1998. Enclosed you will find information on the holdings of each of the Funds, along with Financial Highlights and the Statement of Changes in Net Assets. We encourage you to read them to help you stay informed about your mutual fund investment.


Performance Review

Both funds declined in the fourth quarter of last year on concerns about the Pacific Rim. Technology stocks were hit especially hard. At the time, we mentioned that while the problems in Asia were not over, we felt the markets had overreacted. This was followed by a sharp year-to-date rebound in the first four months of 1998, with White Oak Growth up 22.72% and Pin Oak Aggressive up 25.19% as of April 30th.

Annualized performance as of April 30, 1998 is shown below.


                                                                                                Since Inception
                                               1 Year           3 Years          5 Years         August 3, 1992
                                               ------           -------          -------        ---------------
Pin Oak Aggressive                             45.90%            21.13%           17.99%            16.02%

White Oak Growth                               48.83%            39.57%           29.12%            25.34%

S&P 500 Index                                  41.01%            31.94%           23.20%            21.10%



Looking Ahead

Our outlook for the market remains bullish. We believe there are many reasons to be positive in the intermediate and long run. Our optimism is based on our bullish expectations for interest rates and continued U.S. leadership in many strategic industries. We believe the United States is undergoing a significant economic transformation, similar to the one that occurred with the Industrial Revolution. Our country's adoption of technology is leading us to a new level of productivity, which will give rise to improved living standards for everyone, just as automobiles and electricity did decades ago.

The market has had a strong run and we believe this has been driven by fundamental improvements in the economy that should continue for some time. We do not think the stock market has disjoined itself from the economy. We believe the two are in sync, and do not believe a crash is imminent just because the market has been hitting new highs.

This is not to say that, in the quest for outstanding performance, there will not be speed bumps along the way. The markets tend to be irrational in the short run. But if the long-term fundamentals of a stock holding remain strong, we view these temporary market downturns as buying opportunities. These fluctuations will continue in the future, but we expect the patient investor will be richly rewarded over the long haul.

Service Enhancements

Although our primary duty is investment management, we continue to look for better ways to serve you. Expanding the services offered through our toll-free telephone number and web site are a continuous focus of our team. We have also been enhancing the look of the quarterly reports and monthly statements you receive, and you can expect further changes in the future. All of these improvements are made with an eye on maintaining or decreasing our Funds' operating expenses. Please feel free to call 1-888-462-5386 or visit the Feedback section of our web site at www.oakassociates.com with any suggestions or comments you may have.

We appreciate the confidence you have placed in our firm and look to the future with great optimism.

Sincerely,


       [PHOTO]                                            [PHOTO]

/s/ James D. Oelschlager                           /s/ Douglas S. MacKay
------------------------                           ---------------------------
James D. Oelschlager                               Douglas S. MacKay
Chief Investment Officer                           Assistant Portfolio Manager
Portfolio Manager

Financial Highlights

For a Share Outstanding Throughout the Period Ended April 30, 1998 (Unaudited) and the Periods Ended October 31,




         Net             Realized and                              Net
        Asset      Net    Unrealized  Distributions Distributions Asset
        Value  Investment  Gains or     from Net        from      Value
      Beginning  Income  (Losses) on   Investment      Capital   End of   Total
      of Period  (Loss)   Securities     Income         Gains    Period  Return

-------------------------------------------------------------------------------
Pin Oak Aggressive Stock Portfolio
-------------------------------------------------------------------------------

1998    $19.46   (0.08)      4.08         --             --      $23.46  20.55%
1997(1) $17.08   (0.11)      2.49         --             --      $19.46  13.93%
1996    $17.32   (0.09)     (0.15)        --             --      $17.08 (1.39)%
1995    $11.60   (0.08)      5.80         --             --      $17.32  49.31%
1994    $12.62   (0.06)     (0.96)        --             --      $11.60 (8.08)%
1993    $10.28   (0.05)      2.39         --             --      $12.62  22.76%
1992(2) $10.00     --        0.28         --             --      $10.28  11.57%

-------------------------------------------------------------------------------
White Oak Growth Stock Portfolio
-------------------------------------------------------------------------------

1998    $29.29   (0.02)      6.60         --          (0.06)     $35.81  22.54%
1997(1) $21.88    0.03       7.49       (0.04)        (0.07)     $29.29  34.46%
1996    $18.08    0.05       3.80       (0.05)           --      $21.88  21.33%
1995    $11.92    0.04       6.15       (0.03)           --      $18.08  52.07%
1994    $10.64    0.02       1.28       (0.02)           --      $11.92  12.24%
1993    $10.33    0.05       0.32       (0.06)           --      $10.64   3.59%
1992(2) $10.00    0.02       0.33       (0.02)           --      $10.33  14.30%




                      Ratio of
                        Net
                       Income   Ratio of    Ratio of Net
                       (Loss)  Expenses to  Income (Loss)
Net Assets  Ratio of     to    Average Net  to Average Net
  End of  Expenses to  Average   Assets        Assets       Portfolio
  Period    Average      Net   (Excluding    (Excluding)     Turnover
   (000)   Net Assets   Assets   Waivers)      Waivers)       Rate

---------------------------------------------------------------------

---------------------------------------------------------------------

  $37,984    1.00%*   (0.82)%*   1.19%*         (1.01)%*       7.10%
  $31,681    0.99%    (0.75)%    1.23%          (0.99)%       17.30%
  $23,738    0.96%    (0.62)%    1.47%          (1.13)%       31.65%
  $15,652    0.98%    (0.70)%    1.65%          (1.37)%       49.28%
  $ 9,624    0.96%    (0.62)%    1.74%          (1.40)%       48.88%
  $ 9,079    0.98%    (0.48)%    2.07%          (1.57)%       68.32%
  $ 4,127    1.00%*    0.03 %*   4.06%*         (3.03)%*       4.00%

---------------------------------------------------------------------

---------------------------------------------------------------------

 $638,971    1.00%*   (0.17)%*   1.08%*         (0.25)%*       2.52%
 $362,404    0.98%     0.06 %    1.14%          (0.10)%        7.90%
 $ 26,109    0.95%     0.23 %    1.50%          (0.32)%        8.07%
 $ 10,495    0.97%     0.29 %    2.06%          (0.80)%       22.43%
  $ 5,942    0.97%     0.19 %    2.24%          (1.08)%       37.42%
  $ 5,539    0.97%     0.54 %    2.71%          (1.20)%       27.48%
  $ 3,195    1.00%*    0.74 %*   4.78%*         (3.04)%*         --


* Annualized

(1) The information set forth in this table for the period prior to February 27, 1998 is the financial data of the Pin Oak Aggressive Stock Fund and the White Oak Growth Stock Fund, respectively, each a series of the Advisors' Inner Circle Fund. See Note 1 of Notes to Financial Statements regarding reorganization of the Oaks Associates Funds.

(2) The Pin Oak Aggressive Stock Portfolio and the White Oak Growth Stock Portfolio commenced operations on August 3, 1992.

    The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
April 30, 1998 (Unaudited)

                                                Market
PIN OAK AGGRESSIVE                               Value
STOCK PORTFOLIO                      Shares      (000)
------------------------------------------------------
Common Stock 98.44%
Aircraft 0.99%
   Gulfstream Aerospace
      Corporation*                    9,000     $  377
                                                ------
ATM Machines 2.16%
   Diebold                           20,000        820
                                                ------
Computer Communications
   Equipment 21.85%
   3Com*                             60,375      2,068
   Cisco Systems*                    63,600      4,659
   Xylan*                            55,300      1,574
                                                ------
                                                 8,301
                                                ------
Computer-Aided Design Software 12.41%
   Parametric Technology*            64,000      2,046
   Synopsys*                         62,029      2,667
                                                ------
                                                 4,713
                                                ------
Computer Data Security 0.64%
   Security Dynamics
      Technologies*                  10,000        241
                                                ------
Computers & Services 5.82%
   International Network Services*   65,700      2,209
                                                ------
Computer Hardware 5.06%
   Compaq Computer                   68,500      1,923
                                                ------
Insurance 3.10%
   Mutual Risk Management
      Limited                        39,732      1,177
                                                ------
Managed Health Care Services 8.42%
   Express Scripts*                  40,000      3,200
                                                ------
Semi-Conductors/Electronics 21.02%
   Atmel*                            53,400      1,078
   Linear Technology                 30,500      2,455
   Maxim Integrated Products*        59,400      2,398
   Xilinx*                           44,900      2,054
                                                ------
                                                 7,985
                                                ------
Semi-Conductors Capital
Equipment Manufacturing 5.66%
   Applied Materials*                59,500      2,150
                                                ------



                                     Shares/    Market
PIN OAK AGGRESSIVE                     Par       Value
STOCK PORTFOLIO                       (000)      (000)
------------------------------------------------------
Telecommunications Equipment 11.31%
   Ascend Communications*            48,900  $   2,130
   Aspect Telecommunications*        75,300      2,165
                                               -------
                                                 4,295
                                               -------
Total Common Stock
   (Cost $21,896)                               37,391
                                               -------
Repurchase Agreement 1.34%
   Lehman Brothers
      5.25%, dated 04/30/98,
      matures 05/01/98, repurchase
      price $508,284 (collateralized
      by U.S. Treasury Bill, par
      value $547,676, 0.00%,
      04/01/99: market value:
      $521,017)                         508        508
                                               -------
Total Repurchase Agreement
   (Cost $508)                          508        508
                                               -------
Total Investments 99.78%
   (Cost $22,404)                               37,899
                                               -------
Other Assets and Liabilities, Net 0.22%             85
                                               -------
Net Assets:
   Portfolio Shares (unlimited authorization
      --no par value) based on 1,619,136
      outstanding shares of beneficial interest 22,731
   Net investment loss                            (136)
   Accumulated net realized loss on
      investments                                 (106)
   Net unrealized appreciation on investments   15,495
                                               -------
Total Net Assets 100.00%                       $37,984
                                               =======
   Net Asset Value, Offering & Redemption
      Price Per Share                          $ 23.46
                                               =======





*Non-income producing security


    The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
April 30, 1998 (Unaudited)

                                                 Market
WHITE OAK GROWTH                                  Value
STOCK PORTFOLIO                      Shares       (000)
-------------------------------------------------------
Common Stock 96.58%
Banks 12.70%
   Banker's Trust New York           66,500     $ 8,587
   Citicorp                         201,950      30,393
   MBNA                             339,750      11,509
   Nationsbank                      405,000      30,679
                                               --------
                                                 81,168
                                               --------
Computer Communications Equipment 10.20%
   3Com*                            835,100      28,602
   Bay Networks*                     91,000       2,133
   Cisco Systems*                   469,950      34,424
                                               --------
                                                 65,159
                                               --------
Computer-Aided Design Software 4.34%
   Parametric Technology*           867,200      27,723
                                               --------
Computer Hardware 8.69%
   Compaq Computer                1,145,000      32,132
   Sun Microsystems*                567,700      23,382
                                               --------
                                                 55,514
                                               --------
Financial Services 1.25%
   First Data                       235,100       7,964
                                               --------
Insurance 4.64%
   American International
      Group                         225,400      29,654
                                               --------
Medical Instruments 4.91%
   Medtronic                        596,100      31,370
                                               --------
Pharmaceuticals 14.64%
   Lilly Eli & Co.                  456,600      31,762
   Merck                            243,400      29,330
   Pfizer                           284,900      32,425
                                               --------
                                                 93,517
                                               --------
Prepackaged Software 2.66%
   Microsoft*                        37,200       3,352
   Oracle*                          527,750      13,656
                                               --------
                                                 17,008
                                               --------
Securities Broker 4.83%
   Morgan Stanley, Dean
      Witter, Discover              391,675      30,893
                                               --------



                                    Shares/      Market
WHITE OAK GROWTH                      Par        Value
STOCK PORTFOLIO                      (000)       (000)
-------------------------------------------------------
Semi-Conductor Capital Equipment
   Manufacturing 4.64%
   Applied Materials*               819,900    $ 29,619
                                               --------
Semi-Conductors/Electronics 10.31%
   Intel                            388,400      31,388
   Linear Technology                428,500      34,494
                                               --------
                                                 65,882
                                               --------
Telecommunications Equipment 12.77%
   Ascend Communications*           735,600      32,044
   CIENA*                           320,200      17,851
   Tellabs*                         447,600      31,724
                                               --------
                                                 81,619
                                               --------
Total Common Stock
   (Cost $496,603)                              617,090
                                               --------
Repurchase Agreement 2.77%
   Lehman Brothers
      5.48%, dated 04/30/98,
      matures 05/01/98, repurchase
      price $17,716,474
      (collateralized by
      U.S. Treasury Note, par value
      $16,762,000, 7.875%, 08/15/01:
      market value: $18,068,985)     17,714      17,714
                                               --------
Total Repurchase Agreement
   (Cost $17,714)                    17,714      17,714
                                               --------
Total Investments 99.35%
   (Cost $514,317)                              634,804
                                               --------
Other Assets and Liabilities, Net 0.65%           4,167
                                               --------
Net Assets:
   Portfolio Shares (unlimited authorization
      --no par value) based on 17,841,741
      outstanding shares of beneficial interest 517,360
   Net investment loss                             (383)
   Accumulated net realized gain on
      investments                                 1,507
   Net unrealized appreciation on
      investments                               120,487
                                               --------
Total Net Assets 100.00%                       $638,971
                                               ========
   Net Asset Value, Offering & Redemption
      Price Per Share                          $  35.81
                                               ========

*Non-income producing security

    The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)
(Unaudited)

                                                                                    Pin Oak            White Oak
                                                                               Aggressive Stock      Growth Stock
                                                                                   Portfolio           Portfolio
                                                                               ----------------      ------------
                                                                                   11/01/97            11/01/97
                                                                                  to 04/30/98         to 04/30/98
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                        $  12              $ 1,296
   Interest                                                                            17                  615
-----------------------------------------------------------------------------------------------------------------

      Total Investment Income                                                          29                1,911
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                                           122                1,698
   Investment Advisory Fee Waiver                                                     (32)                (196)
   Administration Fees                                                                 26                  308
   Custodian Fees                                                                       4                   15
   Transfer Agent Fees and Expenses                                                    30                  294
   Professional Fees                                                                    2                   25
   Trustee Fees                                                                         1                    5
   Registration Fees                                                                   10                  100
   Printing                                                                             2                   40
   Insurance and Other Fees                                                            --                    5
-----------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                  165                2,294
-----------------------------------------------------------------------------------------------------------------
        Net Investment Loss
                                                                                     (136)                (383)
-----------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Securities Sold                                             1,272                1,510
   Net Unrealized Appreciation of Investment Securities                             5,355               97,756
-----------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments                               6,627               99,266
   Net Increase in Net Assets Resulting From Operations                            $6,491              $98,883
=================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

                                                                            Pin Oak                White Oak
                                                                       Aggressive Stock          Growth Stock
                                                                           Portfolio               Portfolio
                                                                   ------------------------ -------------------------
                                                                    11/01/97     11/01/96    11/01/97      11/01/96
                                                                   to 04/30/98  to 10/31/97 to 04/30/98   to 10/31/97
                                                                   (Unaudited)              (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)                                       $ (136)    $  (224)     $ (383)       $   88
   Net Realized Gain (Loss) on Securities Sold                         1,272         (74)      1,510           898
   Net Unrealized Appreciation of Investment Securities                5,355       3,097      97,756        15,492
---------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting From Operations             6,491       2,799      98,883        16,478
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                                  --          --          --          (137)
   Realized Capital Gains                                                 --          --        (849)         (108)
---------------------------------------------------------------------------------------------------------------------
      Total Distributions                                                 --          --        (849)         (245)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                      10,513      19,483     275,680       374,802
   Shares Issued in Lieu of Cash Distributions                            --          --         802           238
   Shares Redeemed                                                   (10,701)    (14,339)    (97,949)      (54,978)
---------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Capital Share
         Transactions                                                   (188)      5,144     178,533       320,062
---------------------------------------------------------------------------------------------------------------------
            Total Increase in Net Assets                               6,303       7,943     276,567       336,295
---------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period                                             31,681      23,738     362,404        26,109
---------------------------------------------------------------------------------------------------------------------
      End of Period                                                  $37,984    $ 31,681    $638,971      $362,404
---------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                                                503       1,002       8,550        13,049
   Issued in Lieu of Cash Distributions                                   --          --          28            10
   Redeemed                                                             (512)       (763)     (3,108)       (1,881)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Share Transactions                          (9)        239       5,470        11,178
---------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
April 30, 1998


1. Organization:

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with two portfolios. The financial statements included herein are those of the Pin Oak Aggressive Stock Portfolio and the White Oak Growth Stock Portfolio (the "Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio. The reorganization took place on February 27, 1998.


2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

     Security Valuation--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     Net Asset Value Per Share--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     Expenses--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

April 30, 1998

     Distributions to Shareholders--Distributions from net investment income are declared and paid to Shareholders on a quarterly basis, as applicable. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.


     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.


     Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.




3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, under which the Administrator provides management and administrative services for an annual fee of 0.15% of the average daily net assets of each of the Funds up to $250 million, 0.12% on the next $200 million, 0.10% on the next $200 million, and 0.08% of such assets in excess of $650 million. There is a minimum annual fee of $50,000 per fund.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


5. Investment Advisory and Custodian Agreements:

The Trust and Oak Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998 under which the Adviser receives an annual fee equal to .74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Notes to Financial Statements (concluded)
April 30, 1998

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 1998 are as follows:

                                  Pin Oak    White Oak
                                Aggressive    Growth
                                   Stock       Stock
                                 Portfolio   Portfolio
                                   (000)       (000)
                                ----------   ---------
Purchases
   Government                    $   --      $     --
   Other                          2,367       189,015
Sales
   Government                    $   --      $     --
   Other                          2,566        11,355
At April 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1998, are as follows:

                                  Pin Oak    White Oak
                                Aggressive    Growth
                                   Stock       Stock
                                 Portfolio   Portfolio
                                   (000)       (000)
                                 ---------   ---------
Aggregate gross unrealized
   appreciation                 $17,759      $137,724
Aggregate gross unrealized
   depreciation                  (2,264)      (17,237)
                                -------      --------
Net unrealized
   appreciation                 $15,495      $120,487
                                =======      ========

7. Capital Loss Carryforwards:
The capital loss carryforwards at October 31, 1997 for federal income tax purposes are as follows:

Pin Oak Aggressive
   Stock Portfolio         $   17,985 expiring in 2000
                              288,322 expiring in 2001
                              153,978 expiring in 2002
                              351,788 expiring in 2003
                              492,382 expiring in 2004
                               73,224 expiring in 2005
                           ----------
                           $1,377,679

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains so offset will not be distributed.

8. Shareholder Voting Results:
There was a Special Meeting of The Advisors' Inner Circle Fund on February 25, 1998 to approve an Agreement and Plan of Reorganization and Liquidation between the Advisors' Inner Circle Fund and the Oak Associates Funds on behalf of the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The results were as follows:

White Oak Growth Stock Portfolio
                      Shares        % of        % of
                       Voted        Voted       Total
                     ---------      ------      ------
For                  6,419,978      91.97%      47.86%
Against                265,663       3.81%       1.98%
Abstain                294,461       4.22%       2.19%
                     ---------     -------      ------
Total                6,980,102     100.00%      52.03%

Pin Oak Aggressive Stock Portfolio
                      Shares        % of        % of
                       Voted        Voted       Total
                     ---------      ------      ------
For                  1,066,439      98.26%      63.69%
Against                 12,232       1.13%       0.73%
Abstain                  6,660       0.61%       0.40%
                     ---------     -------      ------
Total                1,085,331     100.00%      64.82%

                      [This page left blank intentionally]